BASIS OF PREPARATION AND PRESENTATION OF FINANCIAL STATEMENTS (Details) - BRL (R$) R$ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Maximum
Financial effects due to application of IFRS
Right-of-use assets			R$ 12.0
Minimum
Financial effects due to application of IFRS
Right-of-use assets			R$ 12.0
Alianca Atlantica Holding B.V. (Alianca)
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%	50.00%
Companhia AIX de Participacoes
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%	50.00%
Companhia ACT de Participacoes (ACT)
Equity interests in subsidiaries
Ownership interest in jointly-controlled subsidiary (as a percent)	50.00%	50.00%
Terra Networks
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)	100.00%	100.00%
TGLog
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)	99.99%	99.99%
POP Internet Ltda ("POP")
Equity interests in subsidiaries
Ownership interest in wholly-owned subsidiary (as a percent)	99.99%	99.99%